Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 CAD ($)
Credit Facility
Revolving term credit facility
Size of facility	$ 1,000,000,000.0
Balance, end of year	$ 0
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility	30 days
Stamping fee (as a percent)	1.00%
Standby fee (as a percent)	0.20%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility	180 days
Stamping fee (as a percent)	2.05%
Standby fee (as a percent)	0.41%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)	0.00%	0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)	1.05%	1.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)	0.00%	0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)	1.05%	1.05%
Credit Facility | SOFR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)	1.10%	1.10%
Credit Facility | SOFR | Top
Revolving term credit facility
Spread on variable rate (as a percent)	2.30%	2.30%
Letter of credit
Revolving term credit facility
Maximum borrowing capacity	$ 19,300,000	$ 25.5
Number of letter of credit | item	3